Income Tax Expense - Schedule of Income Tax Expense Reconciled to the Profit Before Tax (Parentheticals) (Details)	12 Months Ended
Oct. 31, 2024
Schedule of Income Tax Expense Reconciled to the Profit Before Tax [Abstract]
Tax at the domestic income tax rate	16.50%